JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
September 6, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the Fund listed in Appendix A (the “Fund”)
File Nos. 333-208312
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information of the Fund listed in Appendix A do not differ from the prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 145 (Amendment No. 146 under the Investment Company Act of 1940, as amended) filed electronically on September 3, 2024.
Please contact the undersigned at (212) 270-8461 or anthony.geron@jpmchase.com if you have any questions.
Very truly yours,
/s/ Anthony Geron
Anthony Geron
Assistant Secretary

APPENDIX A
JPMorgan Money Market Funds
JPMorgan Securities Lending Money Market Fund